Leases (Details) - Schedule of Aggregate Lease Maturities $ in Thousands	Dec. 31, 2023 USD ($)
Schedule of Aggregate Lease Maturities [Abstract]
Operating Leases, 2024	$ 968
Finance Lease, 2024	40
Operating Leases, 2025	716
Finance Lease, 2025
Operating Leases, Total minimum lease payments	1,684
Finance Lease, Total minimum lease payments	40
Operating Leases, Less imputed interest	(132)
Finance Lease, Less imputed interest
Operating Leases, Total operating lease liabilities	1,552
Finance Lease, Total operating lease liabilities	$ 40